Commitments and contingencies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Rental expenses	$ 29,834	$ 8,511	$ 5,253
Operating lease commitments
2016	20,047
2017	15,176
2018	10,437
2019	2,477
2020	316
Thereafter	602
Total	49,055
Server custody and bandwidth fee commitments
2016	3,240
2017	2,026
2018	$ 1,182
2019
2020
Total	$ 6,448
Advertising commitments
2016	$ 150,165
2017
2018
2019
2020
Total	$ 150,165
Amended convertible note commitments issued to Tencent
2016	$ 283,679
2017
2018
2019
2020
Total	$ 283,679
Total non-cancelable agreements
2016	457,131
2017	17,202
2018	11,619
2019	2,477
2020	316
Thereafter	602
Total	$ 489,347